LEMONBREW LENDING ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table represents the recognized amounts of assets acquired and liabilities assumed, total consideration, and cash flow related to the LemonBrew Lending acquisition (in thousands). The following amounts are provisional and will be adjusted during the measurement period, and additional assets or liabilities may be recognized to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date:

Balance at December 9, 2022
Recognized amounts of assets acquired and liabilities assumed
Cash	12
Other Current Assets	15
Other Assets	119
Goodwill	1,250
Accounts Payables and Accrued Liabilities	(11)
Other Payables	(64)
Net Assets Acquired	1,321

Consideration
Consideration Paid	800
Equity-settled shared-based consideration	450
Total Consideration	1,250

Cash Flow
Total Consideration	(1,250)
Equity-settled share-based payment	450
Cash From Investing Activities	(800)